Other employee benefits (Schedule of additional information about other employee benefit plans, balance by member group) - (Details) - Other employee benefits [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Employee Benefits [Line Items]
Closing defined benefit obligation	$ 128,843	$ 129,616	$ 116,696
Active members [Member]
Other Employee Benefits [Line Items]
Closing defined benefit obligation	57,775	68,983
Inactive members [Member]
Other Employee Benefits [Line Items]
Closing defined benefit obligation	$ 71,068	$ 60,633